Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 09, 2021
C000228810
Account Value [Line Items]
Account Value	$ 11,394	$ 11,261	$ 11,114	$ 11,005	$ 10,792	$ 10,660	$ 10,538	$ 10,336	$ 10,204	$ 10,074	$ 9,966	$ 9,863	$ 9,846	$ 9,880	$ 9,976	$ 10,004	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,621	9,506	9,249	9,541	9,070	9,064	9,135	8,552	8,838	8,913	8,656	8,497	8,921	9,361	9,951	9,950	10,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	$ 11,448	$ 11,331	$ 11,216	$ 11,086	$ 10,937	$ 10,794	$ 10,656	$ 10,512	$ 10,376	$ 10,256	$ 10,147	$ 10,062	$ 10,016	$ 10,006	$ 10,002	$ 10,001	$ 10,000